Description of Organization and Business Operations (Details Narrative) - USD ($)								1 Months Ended	3 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Jul. 07, 2023	May 30, 2023	May 30, 2023	May 18, 2023	Jun. 17, 2021	Jun. 17, 2021	Jun. 02, 2021	Feb. 28, 2021	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Jul. 28, 2023	Jun. 27, 2023	Jun. 01, 2023	May 02, 2023	Mar. 31, 2023	Mar. 13, 2023	Mar. 02, 2023	Feb. 02, 2023	Dec. 30, 2022	Dec. 01, 2022	Nov. 29, 2022	Aug. 10, 2022	Jun. 03, 2022	Jun. 02, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Condition for future business combination number of businesses minimum										1		1
Sponsor fees				$ 30,000
Purchase price, per unit																							$ 10.32
Proceeds from initial public offering, net of underwriting discount											$ 100,909,536
Proceeds from sale of Private Placement Warrants											9,190,140
Transaction costs							$ 690,542					690,542
Underwriting discount							2,065,200					2,065,200
Deferred underwriting discount							3,614,100					3,614,100
Fair value of underwriter shares							1,033,633					1,033,633
Other offering costs							769,518					769,518
Transaction costs including accumulated deficit							$ 6,791,909					6,791,909
Aggregate working capital												200,000,000												$ 200,000,000
Condition for future business combination threshold net tangible assets												5,000,001												$ 5,000,001
Share price														$ 0.037	$ 0.037	$ 0.067	$ 0.067		$ 0.067	$ 0.067	$ 0.067	$ 0.067	$ 0.067
Amount trust account on each public shares																							$ 125,000
Assets held in trust														$ 30,000	$ 30,000	$ 125,000	$ 125,000		$ 125,000	$ 125,000	$ 125,000	$ 125,000	$ 87,541,322
Sponsor fees, description				the Company and Sponsor, announced that, the Company entered into an unsecured, interest-free promissory note in favor of the Sponsor, pursuant to which the Sponsor will loan the Company $30,000 per month for up to 12, 1-month extensions, up to an aggregate of $360,000. (See below regarding the current extensions exercised.)
Aggregate value				$ 360,000
Business combination term		100% of the Company’s Class A common stock included as part of the units sold in the Initial Public Offering. In connection with each Extension, the Company or Sponsor (or its affiliates or permitted designees) is required to deposit into the Trust Account $30,000 (collectively, the “Extension Payments”), and the Sponsor made a non-interest bearing, unsecured loan to the Company in the aggregate of $360,000 for payment of the Extension Payments.
Common Stock, Voting Rights		the voting on the Extension Amendment Proposal and the Trust Amendment Proposal at this special meeting, holders of 1,035,788 shares of Class A Common Stock (the “Redeeming Stockholder”) exercised the right to redeem such shares. On June 2, 2023, the Company made cash payments to the Redeeming Stockholders totaling $11,233,821, representing approximately $10.84 per share. Following such payments to the Redeeming Stockholders, the Trust Account had a balance of approximately $8,814,443. The Company’s remaining shares of Class A Common Stock outstanding were 812,715.
Cash									$ 203,480	$ 203,480		35,806
Working capital deficit									4,178,853	4,178,853		2,209,084
Aggregate purchase price											25,000
Number of common shares elected to redeem			1,035,788
Liability on trust redemptions									(112,338)	112,338
Promissory Note with Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Repayments of related party advances										1,256,043		323,039
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of private placement warrants (in shares)																		5,869,800
Exercise price of warrants																		$ 1.00
Share price																			$ 0.067	$ 0.067
Assets held in trust																			$ 125,000	$ 125,000
Subsequent Event [Member] | Maximum [Member] | Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Merger consideration	$ 96,000,000
Subsequent Event [Member] | Minimum [Member] | Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Merger consideration	$ 95,000,000									95,000,000
Trust Account [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Assets held in trust		$ 30,000	$ 30,000
Unsecured debt		$ 360,000	$ 360,000
Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of private placement warrants (in shares)																		2,581,500
Deferred offering costs																									$ 1,200,000
Aggregate purchase price											$ 288
Liability on trust redemptions
Sponsor [Member] | Founder Share [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate purchase price										$ 25,000		25,000
Sponsor [Member] | Common Class B [Member] | Founder Share [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate purchase price								$ 25,000
Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of private placement warrants (in shares)																		5,869,880								1,548,900
Exercise price of warrants																										$ 1.00
Public Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercise price of warrants																										$ 0.15
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of private placement warrants (in shares)																							8,477,497
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price													$ 0.037						$ 0.067
Assets held in trust													$ 30,000						$ 125,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of units issued							10,000,000
Purchase price, per unit							$ 10.00
Proceeds from initial public offering, net of underwriting discount							$ 100,000,000
Transaction costs							$ 7,482,451					$ 7,482,451
Share price												$ 0.067		$ 0.037	$ 0.037	$ 0.067			$ 0.067	$ 0.067	$ 0.067	$ 0.067
Assets held in trust												$ 125,000		$ 30,000	$ 30,000	$ 125,000			$ 125,000	$ 125,000	$ 125,000	$ 125,000
IPO [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of units issued								11,500,000
IPO [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price													$ 0.037
Assets held in trust													$ 30,000
Private Placement [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of private placement warrants (in shares)					97,800	97,800	4,571,000
Warrants price (in dollars per share)							$ 1.00
Proceeds from sale of Private Placement Warrants					$ 97,800	$ 97,800	$ 4,571,000
Exercise price of warrants					$ 1.00	$ 1.00	$ 1.00
Private Placement [Member] | Private Placement Warrants [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of private placement warrants (in shares)					74,980	74,980	3,871,000
Private Placement [Member] | Private Placement Warrants [Member] | Maxim Groups Llc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of private placement warrants (in shares)					22,820	22,820	700,000
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of units issued					326,000	326,000	1,500,000			1,500,000
Purchase price, per unit					$ 10.00	$ 10.00	$ 10.00
Proceeds from initial public offering, net of underwriting discount						$ 326,000,000
Proceeds from issuance of units						3,260,000
Underwriting fees					$ 65,200	$ 65,200
Chief Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sponsor fees										$ 25,000
Chief Financial Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sponsor fees										$ 5,000